Supplemental Disclosure of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash interest on acquisition consideration payable		$ 240	[1]	$ 940	[1]
Cash paid for interest	533	548		602
Cash paid for income taxes	$ 17,829	$ 14,103		$ 18,475

[1]	recorded within interest expense